Expense Example, No Redemption - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 330
3 Years	461
5 Years	606
10 Years	1,030
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	131
3 Years	409
5 Years	708
10 Years	1,374
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	330
3 Years	452
5 Years	586
10 Years	977
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	31
3 Years	109
5 Years	198
10 Years	459
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	26
3 Years	80
5 Years	141
10 Years	$ 318